Segment information - Schedule of segments results (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Net sales		€ 19,889	€ 19,220	€ 21,138
Cost of sales		(11,230)	(10,356)	(12,592)
Research and development expenses		(4,855)	(4,512)	(4,277)
Selling, general and administrative expenses	[1]	(3,073)	(2,872)	(2,863)
Other operating income and expenses		154	490	327
Operating profit/(loss)	[1]	885	1,970	1,733
Share of results of associated companies and joint ventures		19	7	(39)
Financial income and expenses		11	114	(225)
Profit before tax		915	2,091	1,469
Depreciation and amortization		(1,119)	(973)	(1,012)
Network Infrastructure
Segment information
Net sales		7,986	6,518	6,917
Mobile Networks
Segment information
Net sales		7,806	8,158	10,289
Cloud and Network Services
Segment information
Net sales		2,606	2,589	2,728
Nokia Technologies
Segment information
Net sales		1,501	1,928	1,085
Group Common and Other
Segment information
Net sales		(10)	27	119
Operating segments | Network Infrastructure
Segment information
Net sales		7,980	6,517	6,919
Cost of sales		(4,700)	(3,781)	(4,007)
Research and development expenses		(1,536)	(1,207)	(1,212)
Selling, general and administrative expenses		(985)	(815)	(775)
Other operating income and expenses		15	46	93
Operating profit/(loss)		780	761	1,016
Share of results of associated companies and joint ventures		8	0	0
Depreciation and amortization		(206)	(167)	(171)
Operating segments | Optical Networks
Segment information
Net sales		3,019	1,636	1,942
Operating segments | IP Networks
Segment information
Net sales		2,594	2,583	2,606
Operating segments | Fixed Networks
Segment information
Net sales		2,373	2,299	2,369
Operating segments | Mobile Networks
Segment information
Net sales		7,800	8,154	10,283
Cost of sales		(4,914)	(4,939)	(6,762)
Research and development expenses		(2,076)	(2,160)	(2,016)
Selling, general and administrative expenses		(687)	(756)	(850)
Other operating income and expenses		91	149	122
Operating profit/(loss)		220	452	783
Share of results of associated companies and joint ventures		8	1	(30)
Depreciation and amortization		(346)	(377)	(373)
Operating segments | Cloud and Network Services
Segment information
Net sales		2,606	2,588	2,727
Cost of sales		(1,307)	(1,432)	(1,546)
Research and development expenses		(567)	(550)	(572)
Selling, general and administrative expenses		(421)	(444)	(466)
Other operating income and expenses		27	43	50
Operating profit/(loss)		338	206	194
Share of results of associated companies and joint ventures		0	7	7
Depreciation and amortization		(64)	(67)	(74)
Operating segments | Nokia Technologies
Segment information
Net sales		1,501	1,928	1,085
Cost of sales		0	(2)	0
Research and development expenses		(309)	(250)	(224)
Selling, general and administrative expenses		(149)	(163)	(140)
Other operating income and expenses		16	1	13
Operating profit/(loss)		1,059	1,514	734
Share of results of associated companies and joint ventures		3	(1)	12
Depreciation and amortization		(40)	(32)	(39)
Operating segments | Group Common and Other
Segment information
Net sales		17	33	124
Cost of sales		(21)	(29)	(136)
Research and development expenses		(126)	(131)	(119)
Selling, general and administrative expenses		(243)	(227)	(201)
Other operating income and expenses		0	4	8
Operating profit/(loss)		(373)	(349)	(318)
Share of results of associated companies and joint ventures		0	0	0
Depreciation and amortization		(18)	(16)	(14)
Elimination of intersegment amounts
Segment information
Net sales		0	0	0
Elimination of intersegment amounts | Network Infrastructure
Segment information
Net sales		6	1	(2)
Elimination of intersegment amounts | Mobile Networks
Segment information
Net sales		6	4	6
Elimination of intersegment amounts | Cloud and Network Services
Segment information
Net sales		0	1	1
Elimination of intersegment amounts | Nokia Technologies
Segment information
Net sales		0	0	0
Elimination of intersegment amounts | Group Common and Other
Segment information
Net sales		0	1	6
Eliminations and unallocated items
Segment information
Net sales		(15)	0	0
Cost of sales		(288)	(173)	(141)
Research and development expenses		(241)	(214)	(134)
Selling, general and administrative expenses		(588)	(467)	(431)
Other operating income and expenses		5	247	41
Operating profit/(loss)		(1,139)	(614)	(676)
Share of results of associated companies and joint ventures		0	0	(28)
Depreciation and amortization		(445)	(314)	(341)
Eliminations and unallocated items | Other Segments
Segment information
Net sales		€ (12)	€ (7)	€ (11)

[1]	In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and 2023 have been recast accordingly. For more information, refer to Note 1.2. General accounting policies.